SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common stock	Additional Paid-In Capital	Treasury Stock, at cost	Accumulated Deficit	Total
Balance at beginning of year at Dec. 31, 2012	$ 2	$ 11	$ (3)	$ (61,414)	$ (61,404)
Balance at beginning of year (in shares) at Dec. 31, 2012	1,924,845
Increase (decrease) in stockholders' equity (deficit)
Accruals of dividends and accretion to redemption value		(1)		(2,925)	(2,926)
Performance Adjustment of Series A	$ (1)	12,240			12,239
Performance Adjustment of Series A (in shares)	(962,962)
Stock-based compensation expense		62			62
Exercise of common stock options		1			1
Exercise of common stock options (in shares)	1,077
Net loss				(16,197)	(16,197)
Balance at end of year at Dec. 31, 2013	$ 1	12,313	(3)	(80,536)	(68,225)
Balance at end of year (in shares) at Dec. 31, 2013	962,960
Increase (decrease) in stockholders' equity (deficit)
Accruals of dividends and accretion to redemption value				(3,300)	(3,300)
Issuance of restricted stock awards to employees (in shares)	10,869
Stock-based compensation expense		22			22
Exercise of common stock options		72			72
Exercise of common stock options (in shares)	32,390
Net loss				(17,917)	(14,448)
Balance at end of year at Dec. 31, 2014	$ 1	$ 12,407	$ (3)	$ (101,753)	$ (89,348)
Balance at end of year (in shares) at Dec. 31, 2014	1,006,219
Increase (decrease) in stockholders' equity (deficit)
Exercise of common stock options (in shares)					121,729
Net loss					$ (17,730)
Balance at end of year at Sep. 30, 2015					$ 93,561